Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000151946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Federated Hermes International DividendStrategy Portfolio
Accumulated Value	$ 10,000		$ 9,989	$ 10,905	$ 9,901	$ 11,679	$ 11,492	$ 13,680	$ 12,205	$ 13,912	$ 16,063	$ 19,692
MSCI World ex USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA High Dividend Yield Index
Accumulated Value	10,000		9,732.807	11,728.08207	10,912.43736	12,354.79204	10,475.15251	13,505.70841	11,940.23744	14,169.04037	17,258.46643	20,798.14165
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Accumulated Value	$ 10,000		$ 9,772.532	$ 11,994.69046	$ 11,183.48355	$ 12,422.76115	$ 11,579.483	$ 15,700.90586	$ 12,240.89409	$ 13,778.33203	$ 17,062.63032	$ 21,086.87216